CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and notes payable	$ 950,184,053	$ 1,134,432,195
Other payables and accrued liabilities	489,622,793	555,176,693
Payroll and welfare payables	$ 16,431,804	$ 15,391,685
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	108,029,257	107,757,721
Common stock, shares outstanding	108,029,257	107,757,721
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 13,439	$ 14,681
Other payables and accrued liabilities	3,235,911	2,998,625
Payroll and welfare payables	$ 1,132,120	$ 2,641,285